Financial Instruments and Fair Value Measurements - Additional Information (Details) - Series A Preferred Stock [Member] - $ / shares	May 25, 2028	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Shares, issued	22,124
Shares issued, price per share	$ 1.1291
Class of warrant or right, exercise price of warrants or rights		$ 0.13	$ 0.28